Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

						Impairment	Transfer to	Effects of	Balance as at
	Balance as at				Disposal of	expenses/	investment	movements in	31 December
Cost	1 January 2020	Additions	Disposals	Transfers	subsidiaries	(reversals)	property	exchange rates	2020
Network infrastructure (All operational)	22,022,991	818,989	(699,727)	2,671,001	(15,536)	—	—	125,400	24,923,118
Land and buildings	1,211,323	68,667	(2,004)	212,943	—	—	(6,781)	1,101	1,485,249
Equipment, fixtures and fittings	866,409	93,428	(10,954)	8,961	(3,482)	—	—	1,532	955,894
Motor vehicles	44,518	2,098	(1,690)	—	(4)	—	—	77	44,999
Leasehold improvements	335,837	7,149	(62)	341	(1,574)	—	—	402	342,093
Construction in progress	666,328	2,921,952	(11,372)	(2,898,087)	—	(2)	—	2,480	681,299
Total	25,147,406	3,912,283	(725,809)	(4,841)	(20,596)	(2)	(6,781)	130,992	28,432,652

Accumulated depreciation
Network infrastructure (All operational)	11,382,813	2,270,537	(656,472)	—	(15,536)	4,183	—	105,298	13,090,823
Land and buildings	285,626	73,594	—	—	—	—	(5,528)	620	354,312
Equipment, fixtures and fittings	673,927	53,914	(7,865)	—	(3,287)	—	—	1,182	717,871
Motor vehicles	37,840	3,714	(1,593)	—	(4)	—	—	70	40,027
Leasehold improvements	308,709	19,622	(49)	—	(1,574)	—	—	181	326,889
Total	12,688,915	2,421,381	(665,979)	—	(20,401)	4,183	(5,528)	107,351	14,529,922

Net book amount	12,458,491	1,490,902	(59,830)	(4,841)	(195)	(4,185)	(1,253)	23,641	13,902,730

					Impairment	Effects of	Balance as at
	Balance as at				expenses/	movements in	31 December
Cost	1 January 2019	Additions	Disposals	Transfers	(reversals)	exchange rates	2019
Network infrastructure (All operational)	19,132,278	708,891	(756,889)	1,982,073	—	956,638	22,022,991
Land and buildings	929,901	52,877	—	220,637	—	7,908	1,211,323
Equipment, fixtures and fittings	803,500	97,225	(48,813)	1,446	—	13,051	866,409
Motor vehicles	40,106	3,833	(491)	—	—	1,070	44,518
Leasehold improvements	327,492	5,418	(7)	317	—	2,617	335,837
Construction in progress	512,087	2,354,918	(2,058)	(2,216,841)	(3,125)	21,347	666,328
Total	21,745,364	3,223,162	(808,258)	(12,368)	(3,125)	1,002,631	25,147,406

Accumulated depreciation
Network infrastructure (All operational)	9,446,217	2,006,650	(738,527)	31,327	14,543	622,603	11,382,813
Land and buildings	239,088	58,292	—	(16,359)	—	4,605	285,626
Equipment, fixtures and fittings	633,507	80,254	(39,143)	(11,440)	—	10,749	673,927
Motor vehicles	34,230	2,923	(296)	—	—	983	37,840
Leasehold improvements	276,006	30,776	(7)	—	339	1,595	308,709
Total	10,629,048	2,178,895	(777,973)	3,528	14,882	640,535	12,688,915

Net book amount	11,116,316	1,044,267	(30,285)	(15,896)	(18,007)	362,096	12,458,491